Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill.
Schedule of details of and movement in goodwill

Details of and movement in this caption of the consolidated balance sheet at 31 December 2025 are as follows:

		Millions of Euros
		Balance at	Business		Translation	Balance at
	Segment	31/12/2024	Combination	Impairment	differences	31/12/2025
Net value
Grifols UK, Ltd. (UK)	Biopharma	8	—	—	—	8
Grifols Italia.S.p.A. (Italy)	Biopharma	6	—	—	—	6
Biomat USA, Inc. (USA)	Biopharma	912	—	—	(106)	806
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	10	—	—	—	10
Grifols Therapeutics, Inc. (USA)	Biopharma	2,139	—	—	(248)	1,891
Progenika Biopharma, S.A. (Spain)	Diagnostic	41	—	—	—	41
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,795	—	—	(321)	2,474
Kiro Grifols, S.L. (Spain)	Others	15	—	—	—	15
Haema, GmbH. (Germany)	Biopharma	190	—	—	—	190
BPC Plasma, Inc. (USA)	Biopharma	165	—	—	(19)	146
Plasmavita Healthcare GmbH (Germany)	Biopharma	10	—	—	—	10
Alkahest, Inc (USA)	Others	85	—	(10)	(10)	65
Grifols Canada Therapeutics, Inc (Canada)	Biopharma	150	—	—	(11)	139
GigaGen, Inc (USA)	Others	123	—	—	(14)	109
Haema Plasma Kft. (Hungary)	Biopharma	13	—	—	1	14
Grifols Canada Plasma II. (formerly Grifols Canada Plasma Inc.) (Canada)	Biopharma	10	—	—	(1)	9
Grifols Biotest Holdings GmbH / Biotest AG (Germany)	Biopharma	304	—	—	—	304
Grifols Bio Supplies Inc (USA)	Bio Supplies	184	—	—	(21)	163
Biomat Holdings LLC (USA)	Biopharma	243	244	—	(54)	433
		7,403	244	(10)	(804)	6,833
			(See Note 3)

Details of and movement in this caption of the consolidated balance sheet at 31 December 2024 were as follows:

		Millions of Euros
		Balance at	Business			Translation	Balance at
	Segment	31/12/2023	Combination	Disposals	Impairment	differences	31/12/2024
Net value
Grifols UK, Ltd. (UK)	Biopharma	8	—	—	—	—	8
Grifols Italia.S.p.A. (Italy)	Biopharma	6	—	—	—	—	6
Biomat USA, Inc. (USA)	Biopharma	869	—	(11)	—	54	912
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	10	—	—	—	—	10
Grifols Therapeutics, Inc. (USA)	Biopharma	2,011	—	—	—	128	2,139
Progenika Biopharma, S.A. (Spain)	Diagnostic	41	—	—	—	—	41
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,629	—	—	—	166	2,795
Kiro Grifols, S.L. (Spain)	Others	24	—	—	(9)	—	15
Haema, GmbH. (Germany)	Biopharma	190	—	—	—	—	190
BPC Plasma, Inc. (USA)	Biopharma	155	—	—	—	10	165
Plasmavita Healthcare GmbH (Germany)	Biopharma	10	—	—	—	—	10
Alkahest, Inc (USA)	Others	80	—	—	—	5	85
Grifols Canada Therapeutics, Inc (Canada)	Biopharma	153	—	—	—	(3)	150
GigaGen, Inc (USA)	Others	115	—	—	—	8	123
Haema Plasma Kft. (Hungary)	Biopharma	14	—	—	—	(1)	13
Grifols Canada Plasma II. (formerly Grifols Canada Plasma Inc.) (Canada)	Biopharma	10	—	—	—	—	10
Grifols Biotest Holdings GmbH / Biotest AG (Germany)	Biopharma	304	—	—	—	—	304
Grifols Bio Supplies Inc (USA)	Bio Supplies	173	—	—	—	11	184
Biomat Holdings LLC (EEUU)	Biopharma	—	233	—	—	10	243
		6,802	233	(11)	(9)	388	7,403
			(see Note 3)

Schedule of composition of recoverable amounts for cash-generating units

	Biopharma	Bio Supplies	Kiro Grifols	Diagnostic
Explicit Cash Flows	25%	25%	19%	32%
Terminal Value	75%	75%	81%	68%
Recoverable Amount	100%	100%	100%	100%

Schedule of key assumptions used for impairment testing, cash-generating units

The key assumptions used in calculating impairment testing of the CGUs for 2025 have been as follows:

	Perpetual Growth rate	Pre-tax discount rate
Biopharma	2.0%	11.2%
Diagnostic	2.0%	11.2%
Bio Supplies	1.9%	10.3%
Kiro Grifols	1.6%	11.8%
GigaGen	N/A	17.9%
Alkahest	N/A	25.9% - 39.8%

Success rate
GigaGen	20.0%
Alkahest	12.0%

	CAGR	CAGR	CAGR	CAGR
	sales	sales	EBITDA	EBITDA
	2025-2030	2030-2034	2025-2030	2030-2034
Diagnostic	5%	10%	15%	16%

The key assumptions used in calculating impairment testing of the CGUs for 2024 were as follows:

	Perpetual Growth rate	Pre-tax discount rate

Biopharma	2.1%	11.4%
Diagnostic	2.0%	10.6%
Bio Supplies	1.9%	10.6%
Kiro Grifols	1.6%	11.6%
GigaGen	NA	17.9%
Alkahest	NA	25.9% - 39.8%

	Sink rate	Success rate
GigaGen	5.0%	20.0%
Alkahest	NA	12.0% - 17.0%

	CAGR	CAGR	CAGR	CAGR
	sales	sales	EBITDA	EBITDA
	2024-2029	2029-2034	2024-2029	2029-2034
Diagnostic	5%	9%	10%	15%

Schedule of sensitivity analysis for impairment testing cash-generating units

	Perpetual Growth rate	Pre-tax discount rate
Biopharma	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 100 bps
Bio Supplies	+/- 50 bps	+/- 50 bps
Kiro Grifols	+/- 50 bps	+/- 50 bps
GigaGen	N/A	+/- 200 bps
Alkahest	N/A	+/- 200 bps

% Potential Impairment over Asset Value

Discount rate sensitivity Kiro +50bps	-4%
Perpetual growth rate sensitivity Kiro -50bps	-2%
Discount rate sensitivity GigaGen +200 bps	-13%
Aggregate sensitivity scenario to MDS, BTS and CDx sales	-11%
Discount rate sensitivity Alkahest +200bps	-11%

Kiro Grifols

Amount by which the recoverable amount exceeds the carrying amount	2.0%
Pre-tax discount rate	11.8%
Perpetual growth rate	1.6%
Pre-tax discount rate at which the recoverable equals the carrying amount	12.0%
Perpetual growth rate at which the recoverable equals the carrying amount	1.4%

GigaGen

Amount by which the recoverable amount exceeds the carrying amount	12.0%
Pre-tax discount rate	17.9%
Pre-tax discount rate at which the recoverable equals the carrying amount	18.8%

Diagnostic

Amount by which the recoverable amount exceeds the carrying amount	14.0%
Sales and EBITDA CAGR (2025-2034)	7.7% / 15.3%
Sales and EBITDA CAGR (2025-2034) at which the recoverable amount equals the carrying amount	6.6% / 13.5%

Alkahest

Amount by which the recoverable amount exceeds the carrying amount	15.0%
Pre-tax discount rate	26% - 40%
Pre-tax discount rate at which the recoverable equals the carrying amount	27% - 41%

In 2024, the reasonably possible changes considered for the CGUs impairment testing were a variation in the discount rate, as well as in the estimated perpetual growth rate, with independent movements of each other, as follows:

	Perpetual Growth rate	Pre-tax discount rate
Biopharma	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 100 bps
Bio Supplies	+/- 50 bps	+/- 50 bps
Kiro Grifols	+/- 50 bps	+/- 50 bps
GigaGen	N/A	+/- 200 bps
Alkahest	N/A	+/- 200 bps

Sink rate
GigaGen	+/- 100 bps

% Potential Impairment over Asset Value
Discount rate sensitivity Kiro +50bps	-5%
Perpetual growth rate sensitivity Kiro -50bps	-4%
Discount rate sensitivity GigaGen +200 bps	-7%
Aggregate sensitivity scenario to MDS, BTS and CDx sales	-10%
Discount rate sensitivity Alkahest +200bps	-17%

Kiro Grifols

Amount by which the recoverable amount exceeds the carrying amount	—%
Pre-tax discount rate	11.6%
Perpetual growth rate	1.6%
Pre-tax discount rate at which the recoverable equals the carrying amount	11.6%
Perpetual growth rate at which the recoverable equals the carrying amount	1.6%

GigaGen

Amount by which the recoverable amount exceeds the carrying amount	18.2%
Pre-tax discount rate	17.9%
Pre-tax discount rate at which the recoverable equals the carrying amount	19.3%

Diagnostic

Amount by which the recoverable amount exceeds the carrying amount	15.8%
Sales and EBITDA CAGR (2024-2034)	7.2% / 12.8%
Sales and EBITDA CAGR (2024-2034) at which the recoverable amount equals the carrying amount	6.0% / 10.7%

Alkahest

Amount by which the recoverable amount exceeds the carrying amount	9.3%
Pre-tax discount rate	26% - 40%
Pre-tax discount rate at which the recoverable equals the carrying amount	27% - 41%